Leases - Weighted average remaining lease term and discount rate (Details)	Jun. 30, 2023	Dec. 31, 2022
Leases
Weighted average remaining lease term (years), operating lease	6 years 5 months 15 days	5 years 8 months 4 days
Weighted average discount rate, operating lease	8.61%	6.70%